RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Schedule of principal related parties with which the Group had significant transactions

The principal related parties with which the Group had significant transactions during the six months ended June 30, 2025 and 2024 presented are as follows:

Related parties	Relationship with the Company
Pham Nhat Vuong	Managing Director and CEO
Vingroup JSC	Ultimate Parent
VIG	Shareholder
Vinbus Ecology Transport Services Limited Liability Company (“Vinbus Ecology LLC”)	Entity under common control
Vincom Retail JSC	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vincom Retail Operation Company Limited (“Vincom Retail Operation LLC”)	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vincom Retail Landmark 81 Company Limited (“Vincom Retail Landmark 81 LLC”)	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vinhomes Industrial Zone Investment JSC (“VHIZ JSC”)	Entity under common control
Vinhomes Hai Phong Industrial Zone Investment JSC (“VHIZ Hai Phong JSC”)	Entity under common control
Vinhomes Ha Tinh Industrial Zone Investment JSC (“VHIZ Ha Tinh JSC”)	Entity under common control
Vinhomes JSC	Entity under common control
Vinpearl JSC	Entity under common control
Vinsmart Research and Manufacture JSC (“Vinsmart JSC”)	Entity under common control
VinFast Lithium Battery Pack Limited Liability Company (“VinFast Lithium Battery Pack LLC”)	Entity under common control
Green and Smart Mobility Joint Stock Company (“GSM JSC”)	Entity under common control
PT XanhSM Green and Smart Mobility Indonesia (“PT Xanh SM Indo”)	Entity under common control
Green and Smart Mobility Philippines Inc (“GSM Philippines”)	Entity under common control
Suoi Hoa Urban Development and Investment Joint Stock Company (“Suoi Hoa JSC”)	Associate of the Ultimate Parent Company
VinCSS Internet Security Services Joint Stock Company (“VinCSS JSC”)	Entity under common control
VinITIS Transmission Infrastructure and Information Technology Solution (“VinITIS JSC”)	Entity under common control
V-Green Global Charging Stations Development Joint Stock Company (“V-Green JSC”)	Entity under common control
Green Future Services and Trading Joint Stock Company (“Green Future JSC”)	Entity under common control
V-G High-Tech Energy Solutions Co., Ltd (“V-G”)	Joint Venture

Schedule of significant transactions with related parties

		For the six months ended June 30,
		2024	2025
Related party	Transactions	VND million	VND million	USD
Vingroup JSC	Borrowings	28,324,319	20,474,262	817,270,557
	Borrowings (converted from interest payable)	—	2,292,534	91,511,017
	Interest expense	3,555,818	5,061,136	202,025,228
	Capital contribution by offsetting against borrowings	—	10,000,000	399,169,727
	Vingroup guarantee for VinFast’s payment obligations	(i)	(i)	(i)

Pham Nhat Vuong	Sponsorship contribution - accounted for as deemed contribution	3,277,310	23,000,000	918,090,372

VIG	Cash received for disposal of ICE assets (including VAT)	1,642,444	—	—
	Sponsorship contribution - accounted for as deemed contribution	74,904	—	—

Vinhomes JSC	Sale of vehicles and others	1,629,814	92,791	3,703,936

Vinsmart JSC	Purchase of machinery and equipment, tools, materials and goods	208,924	—	—
	Sponsorship contribution - accounted for as deemed contribution	12,000,000	—	—

Suoi Hoa Urban JSC	Borrowings	230,000	—	—

VHIZ JSC	Interest expense	896,411	—	—

VHIZ Hai Phong JSC (*)	Interest expense	—	1,001,528	39,977,966

VHIZ Ha Tinh JSC	Initial recognition of finance lease	—	3,422,114	136,600,431

GSM JSC	Revenue from sale of vehicles	6,079,714	4,920,773	196,422,361
	Late payment penalty interest	91,898	97,716	3,900,527

PT Xanh SM Indo	Revenue from sale of vehicles and spare parts	—	485,986	19,399,090

GSM Philippines	Revenue from sale of vehicles	—	193,357	7,718,226

V-Green JSC	Revenue from business cooperation contracts	—	112,279	4,481,838
	Payment on behalf	—	1,045,519	41,733,953
	Charging subsidies	—	590,297	23,562,869

Green Future JSC	Revenue from sale of vehicles	—	1,121,135	44,752,315
	Late payment penalty interest	—	20,322	811,193

Vincom Retail Operation JSC	Borrowing	2,130,000	—	—
	Interest payable	91,851	—	—
	Rental showrooms and charging stations	111,239	74,545	2,975,611

Vinpearl JSC	Hotel service & airplane tickets expenses	76,803	104,447	4,169,208
	Loan receivables	300,000	—	—
Vincom Retail Landmark 81 Co., Ltd.	Borrowings	140,000	—	—

Vinbus Ecology Transport Services LLC	Sale of electric buses	—	27,549	1,099,673
	Loan receivables	9,900,000	—	—
	Interest receivables	144,256	—	—

V-G	Purchase of materials	—	1,871,110	74,689,047
(i)	There are certain loans and borrowings of VinFast guaranteed by ultimate parent. Details are presented in Note 8.

(*)

In November 2024, VHIZ JSC split into VHIZ Hai Phong JSC, VHIZ Ha Tinh JSC and VHIZ JSC. Accordingly, VHIZ JSC transfers all rights and obligations under the factory leasing contract previously signed with the Company to VHIZ Hai Phong JSC.

	As of December 31, 2024	As of June 30, 2025
	VND million	VND million	USD
Amounts due from related parties
Short-term advance to and receivables (Note 11b)	4,272,121	3,207,490	128,033,291
Long-term receivables	3,630	6,404	255,628
Total	4,275,751	3,213,894	128,288,919

Amounts due to related parties
Short-term payables to and borrowings from related parties	64,251,391	81,894,753	3,268,990,620
Short-term payables (Note 11b)	9,370,301	10,929,519	436,273,312
Short-term borrowing (Note 11a)	54,881,090	70,965,234	2,832,717,308
Long-term payables to related parties	42,095,740	32,586,172	1,300,741,338
Long-term payables (Note 11b)	18,142,459	18,604,438	742,632,844
Long-term borrowing (Note 11a)	23,953,281	13,981,734	558,108,494
Total	106,347,131	114,480,925	4,569,731,958
a)	Details of loans to and borrowings from related parties:

	As of December 31, 2024	As of June 30, 2025
	VND million	VND million	USD
Short-term borrowing from related parties
Vingroup JSC	54,840,302	70,910,419	2,830,529,259
Vinpearl Australia Pty Ltd.	40,788	54,815	2,188,049
Total	54,881,090	70,965,234	2,832,717,308

Long-term borrowing from related parties
Vingroup JSC	23,953,281	13,981,734	558,108,494
Total	23,953,281	13,981,734	558,108,494

					Interest rate
					applicable for the
					six months ended
Counterparty	As of June 30, 2025		Maturity	Collateral	June 30, 2025
		USD
		(Convenience
	VND million	translation)
Short-term
Vingroup JSC	70,910,419	2,830,529,259	From August 2025 to June 2026	Unsecured	4.9%-12.0%
Vinpearl Australia Pty Ltd.	54,815	2,188,049	December 2025	Unsecured	7.0%
TOTAL	70,965,234	2,832,717,308
Long-term
Vingroup JSC	13,981,734	558,108,494	July 2026 to April 2028	Unsecured	11.0%-15.0%
TOTAL	13,981,734	558,108,494

	As of December 31, 2024	As of June 30, 2025
	VND million	VND million	USD
Short-term advance to and receivables from related parties
Green Future JSC	51,710	1,013,218	40,444,595
GSM JSC	2,343,282	934,008	37,282,772
V-Green JSC	371,046	504,044	20,119,911
PT Xanh SM Indo	1,325,057	328,661	13,119,152
GSM Philippines	—	222,365	8,876,138
Others	181,026	205,194	8,190,723
Total	4,272,121	3,207,490	128,033,291

	As of December 31,
	2024	As of June 30, 2025
	VND million	VND million	USD
Short-term payables to related parties
VHIZ JSC	131,978	162,388	6,482,037
VHIZ Hai Phong JSC	1,503,791	728,980	29,098,675
Vingroup JSC	5,918,690	8,229,187	328,484,233
Vinsmart JSC	237,371	162,462	6,484,991
Vinhomes JSC	493,589	80,060	3,195,753
Vinbus Ecology LLC	300,525	5,295	211,360
GSM JSC	140,864	100,423	4,008,582
V-Green JSC	145,759	458,332	18,295,226
Others	497,734	1,002,392	40,012,454
Total	9,370,301	10,929,519	436,273,312

	As of December 31,
	2024	As of June 30, 2025
	VND million	VND million	USD
Long-term payables to related parties
VHIZ Hai Phong JSC	17,924,650	18,596,251	742,306,043
Vingroup JSC	217,809	8,187	326,800
Total	18,142,459	18,604,438	742,632,844